Parent Company Only Financial Statements	12 Months Ended
Sep. 30, 2014
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Parent Company Only Financial Statements

24. Parent Company Only Financial Statements

Parent company only financial information for Great Western Bancorp, Inc. is summarized as follows:

Condensed Balance Sheets

(In thousands)

	September 30,
	2014	2013
Assets
Cash and due from banks	$5,753	$6,710
Investment in subsidiaries	1,508,175	1,503,778
Investment in affiliates	1,683	1,683
Accrued interest receivable	2	2
Net deferred tax assets	416	413
Other assets	7,469	14,521

Total assets	$1,523,498	$1,527,107

Liabilities and stockholder’s equity
Related party notes payable	$41,295	$41,295
Subordinated debentures	56,083	56,083
Accrued interest payable	115	113
Income taxes payable	4,915	12,390
Accrued expenses and other liabilities	—	12

Total liabilities	102,408	109,893

Stockholder’s equity
Common stock	579	579
Additional paid-in capital	1,260,124	1,260,124
Retained earnings	166,544	163,592
Accumulated other comprehensive income (loss)	(6,157)	(7,081)

Total stockholder’s equity	1,421,090	1,417,214

Total liabilities and stockholder’s equity	$1,523,498	$1,527,107

Condensed Statements of Comprehensive Income

(In thousands)

	Years Ended September 30,
	2014	2013	2012
Income
Dividends from subsidiary bank	$105,000	$49,900	$45,800
Dividends on securities	257	112	264
Other	40	40	66

Total income	105,297	50,052	46,130

Expenses
Interest on related party notes payable	921	950	1,007
Interest on subordinated debentures	1,315	1,347	1,436
Salaries and employee benefits	661	906	1,655
Professional fees	1,080	135	120
Other	1,834	2,388	1,770

Total expense	5,811	5,726	5,988

Income before income tax and equity in undistributed net income of subsidiaries	99,486	44,326	40,142
Benefit for income taxes	1,993	1,955	2,057

Income before equity in undistributed net income of subsidiaries	101,479	46,281	42,199
Equity in undistributed net income of subsidiaries	3,473	49,962	30,796

Net income	$104,952	$96,243	$72,995

Condensed Statements of Cash Flows

(In thousands)

	Year Ended September 30,
	2014	2013	2012
Operating Activities
Net income	$104,952	$96,243	$72,995
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	—	—	1
Deferred income taxes	(7,478)	750	(1,817)
Changes in:
Other assets	7,052	(875)	9,213
Accrued interest and other liabilities	(10)	(558)	369
Equity in undistributed net income of subsidiaries	(3,473)	(49,962)	(30,796)

Net cash provided by operating activities	101,043	45,598	49,965
Financing Activities
Net change in note payable to NAB	—	—	(7,000)
Dividends paid	(102,000)	(41,400)	(41,800)

Net cash used in financing activities	(102,000)	(41,400)	(48,800)

Change in cash and due from banks	(957)	4,198	1,165
Cash and due from banks, beginning of year	6,710	2,512	1,347

Cash and due from banks, end of year	$5,753	$6,710	$2,512